GOODWILL AND OTHER INTANGIBLE ASSETS Q	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The following table reflects the changes in the carrying amount of goodwill:

(in thousands)	June 30, 2025	December 31, 2024
Balance, beginning of period	$58,037	$44,257
Additions due to acquisitions (Note 3)	4,197	13,780
Balance, end of period	$62,234	$58,037
The Company recognized no impairment of Goodwill for the periods ended June 30, 2025 and June 30, 2024. All goodwill is allocated to the Digital Assets segment.
Other Intangible Assets
The following table represents intangible assets and accumulated amortization as June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025	December 31, 2024
Software technology (1)	$42,605	$40,508
Other purchased finite-life intangible assets	13,701	13,701
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	58,067	55,970
Less: Accumulated amortization	(26,505)	(18,619)
Intangible assets, net	$31,562	$37,351
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(1)Includes capitalized equity based compensation of $6.3 million and $3.1 million as of June 30, 2025 and December 31, 2024, respectively.
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for currently amortizing finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	8,621
2026	9,084
2027	6,159
2028	4,841
2029 and beyond	403
Total future amortization expense	$29,108